Debt Debt-Secured Credit Facilities Summary (Details) - Secured Debt [Member] $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 643,865	$ 656,998
$409 Million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	1.20%
Debt Instrument, Maturity Date, Description	December 30, 2020
Proceeds from Lines of Credit	$ 220,769
Long-term Debt, Gross	$ 169,248	174,443
Debt Instrument, Collateral Amount			$ 442,777
Debt Instrument, Unused Borrowing Capacity, Amount			$ 0
Remaining Newbuilding Vessels			0
$409 Million Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.00%
$409 Million Credit Facility [Member] | Kamsarmax
Debt Instrument [Line Items]
Number of vessels	8
$409 Million Credit Facility [Member] | Ultramax
Debt Instrument [Line Items]
Number of vessels	7
$330 Million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	1.17%
Debt Instrument, Maturity Date, Description	July 29, 2021
Proceeds from Lines of Credit	$ 294,225
Long-term Debt, Gross	$ 235,617	247,876
Debt Instrument, Collateral Amount			$ 569,363
Debt Instrument, Unused Borrowing Capacity, Amount			$ 0
Remaining Newbuilding Vessels			0
$330 Million Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.925%
$330 Million Credit Facility [Member] | Kamsarmax
Debt Instrument [Line Items]
Number of vessels	6
$330 Million Credit Facility [Member] | Ultramax
Debt Instrument [Line Items]
Number of vessels	15
$42 Million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	1.12%
Debt Instrument, Maturity Date, Description	6 years from drawdown
Proceeds from Lines of Credit	$ 48,870
Long-term Debt, Gross	$ 22,354	22,354
Debt Instrument, Collateral Amount			$ 60,000
Debt Instrument, Unused Borrowing Capacity, Amount			$ 0
Remaining Newbuilding Vessels			0
$42 Million Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.97%
$42 Million Credit Facility [Member] | Kamsarmax
Debt Instrument [Line Items]
Number of vessels	1
$42 Million Credit Facility [Member] | Ultramax
Debt Instrument [Line Items]
Number of vessels	1
$67.5 Million Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	1.25%
Debt Instrument, Maturity Date, Description	7 years from each drawdown
Proceeds from Lines of Credit	$ 53,816
Long-term Debt, Gross	$ 38,456	40,461
Debt Instrument, Collateral Amount			$ 110,423
Debt Instrument, Unused Borrowing Capacity, Amount			$ 0
Remaining Newbuilding Vessels			0
$67.5 Million Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.95%
$67.5 Million Facility [Member] | Kamsarmax
Debt Instrument [Line Items]
Number of vessels	2
$67.5 Million Facility [Member] | Ultramax
Debt Instrument [Line Items]
Number of vessels	2
$12.5 Million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	0.00%
Debt Instrument, Maturity Date, Description	December 22, 2020
Proceeds from Lines of Credit	$ 11,750
Long-term Debt, Gross	$ 9,792	10,183
Debt Instrument, Collateral Amount			$ 29,294
Debt Instrument, Unused Borrowing Capacity, Amount			$ 0
Remaining Newbuilding Vessels			0
$12.5 Million Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	3.00%
$12.5 Million Credit Facility [Member] | Kamsarmax
Debt Instrument [Line Items]
Number of vessels	0
$12.5 Million Credit Facility [Member] | Ultramax
Debt Instrument [Line Items]
Number of vessels	1
$27.3 Million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Commitment Fee Percentage	1.18%
Debt Instrument, Maturity Date, Description	5 years from each drawdown
Proceeds from Lines of Credit	$ 23,250
Long-term Debt, Gross	$ 17,825	18,213
Debt Instrument, Collateral Amount			$ 59,745
Debt Instrument, Unused Borrowing Capacity, Amount			$ 0
Remaining Newbuilding Vessels			0
$27.3 Million Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.95%
$27.3 Million Credit Facility [Member] | Kamsarmax
Debt Instrument [Line Items]
Number of vessels	0
$27.3 Million Credit Facility [Member] | Ultramax
Debt Instrument [Line Items]
Number of vessels	2
$38.7 Million Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.85%
Line of Credit Facility, Commitment Fee Percentage	0.9975%
Debt Instrument, Maturity Date, Description	December 13, 2022
Proceeds from Lines of Credit	$ 38,700
Long-term Debt, Gross	$ 36,900	38,700
Debt Instrument, Collateral Amount		63,505
Debt Instrument, Unused Borrowing Capacity, Amount		$ 0
Remaining Newbuilding Vessels		0
$38.7 Million Credit Facility [Member] | Kamsarmax
Debt Instrument [Line Items]
Number of vessels	0
$38.7 Million Credit Facility [Member] | Ultramax
Debt Instrument [Line Items]
Number of vessels	3
$12.8 Million Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.40%
Line of Credit Facility, Commitment Fee Percentage	0.96%
Debt Instrument, Maturity Date, Description	June 15, 2023
Proceeds from Lines of Credit	$ 12,750
Long-term Debt, Gross	12,750	$ 0
Debt Instrument, Collateral Amount	26,770
Debt Instrument, Unused Borrowing Capacity, Amount	$ 0
Remaining Newbuilding Vessels	0
$12.8 Million Credit Facility [Member] | Kamsarmax
Debt Instrument [Line Items]
Number of vessels	1
$12.8 Million Credit Facility [Member] | Ultramax
Debt Instrument [Line Items]
Number of vessels	0
$85.5 Million Credit Facility [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate	2.85%
Line of Credit Facility, Commitment Fee Percentage	1.14%
Debt Instrument, Maturity Date, Description	February 15, 2023
Proceeds from Lines of Credit	$ 85,500
Long-term Debt, Gross	$ 82,236	85,500
Debt Instrument, Collateral Amount		140,400
Debt Instrument, Unused Borrowing Capacity, Amount		$ 0
Remaining Newbuilding Vessels		0
$85.5 Million Credit Facility [Member] | Kamsarmax
Debt Instrument [Line Items]
Number of vessels	0
$85.5 Million Credit Facility [Member] | Ultramax
Debt Instrument [Line Items]
Number of vessels	6